Consolidated Statements of Mezzanine Equity and Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Mezzanine Equity [Member]	Class A Common Stock [Member]	Class C Common Stock	Common Stock [Member] Class A Common Stock [Member]	Common Stock [Member] Class C Common Stock	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Mezzanine equity at Dec. 31, 2019		$ 223,442
Mezzanine equity (in Shares) at Dec. 31, 2019		28,207,674
Balance at Dec. 31, 2019	$ (134,122)				$ 3	$ 0	$ 17,578	$ (151,704)	$ 1
Balance (in Shares) at Dec. 31, 2019					3,623,109	0
Mezzanine equity conversion (in Shares)		137,536,388
Issuance of common stock					17,665,736
Mezzanine equity at Dec. 31, 2020		$ 223,442
Mezzanine equity (in Shares) at Dec. 31, 2020		165,744,062
Balance at Dec. 31, 2020	(134,122)				$ 3	$ 0	17,578	(151,704)	1
Balance (in Shares) at Dec. 31, 2020					21,288,845	0
Issuance of common shares upon merger	2,754				$ 2	$ 5,750,000	2,752
Issuance of common shares upon merger (in Shares)					15,312,113
Issuance of common stock via PIPE	165,000				$ 1		164,999
Issuance of common stock via PIPE (in Shares)					16,500,000
Mezzanine equity conversion	223,442	$ (223,442)			$ 16		223,426
Mezzanine equity conversion (in Shares)		(165,744,062)			165,744,062
Proceeds from exercise of stock options	3,105				$ 2		3,103
Proceeds from exercise of stock options (in Shares)					6,583,167
Reclassification of restricted stock to equity	12,001						12,001
Stock-based compensation	25,448						25,448
Other comprehensive income	(17)								(17)
Net loss	(153,380)		$ (149,960)	$ (3,437)				(153,380)
Mezzanine equity at Dec. 31, 2021		$ 0
Mezzanine equity (in Shares) at Dec. 31, 2021		0
Balance at Dec. 31, 2021	144,231				$ 24	$ 0	449,307	(305,084)	(16)
Balance (in Shares) at Dec. 31, 2021					225,428,187	5,750,000
Proceeds from exercise of stock options	3,512				$ 1		3,511
Proceeds from exercise of stock options (in Shares)					5,350,503
Reclassification of restricted stock to equity	3,457						3,457
Stock-based compensation	12,325						12,325
FedEx warrant provision	4,133						4,133
Other comprehensive income	(23)								(23)
Issuance of common stock					4,066,262
Stock Issued During Period, Value, New Issues	5,486						5,486
Net loss	(102,794)		$ (100,298)	$ (2,519)				(102,794)
Mezzanine equity at Dec. 31, 2022		$ 0
Mezzanine equity (in Shares) at Dec. 31, 2022		0
Balance at Dec. 31, 2022	$ 70,327				$ 25	$ 0	$ 478,219	$ (407,878)	$ (39)
Balance (in Shares) at Dec. 31, 2022					234,844,952	5,750,000